Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) shares
Statement of Financial Position [Abstract]
Including amounts of the consolidated VIEs (in Dollars and Yuan Renminbi)	¥ 230,819		¥ 265,773
Preferred share, par value (in Dollars per share) | $ / shares		$ 0.0001
Preferred share, shares authorized	10,000,000	10,000,000	10,000,000
Preferred share, shares issued
Preferred share, shares outstanding
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, shares authorized	990,000,000	990,000,000	990,000,000
Ordinary shares, shares issued	392,113,953	392,113,953	13,567,793
Ordinary shares, shares outstanding	392,113,953	392,113,953	13,567,793